Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Cash flows from (used in) operating activities:
Net income (loss)	$ (7,432)	$ 1,287	$ (5,838)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	5,673	5,809	5,458
Net change of operating lease right-of-use assets and liabilities	(1,544)	(702)	(816)
Leasehold inducements received	661	(464)	1,125
Operating lease modifications	0	0	(482)
Amortization of debt costs	190	250	282
Compensation expenses resulting from equity settled restricted stock units	549	88
Equity in earnings of joint venture	(1,957)
Other operating activities, net	232	359	(15)
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables	(260)	820	(1,298)
Inventories	(9,450)	18,882	(4,110)
Prepaids and other current assets	(872)	222	(37)
Increase (decrease) in:
Accounts payable	9,044	(9,663)	(10,636)
Accrued liabilities and other long-term liabilities	(1,759)	1,760	(6,424)
Net cash (used in) provided by operating activities	(6,925)	18,648	(1,723)
Cash flows (used in) provided by investing activities:
Additions to property and equipment	(8,378)	(4,612)	(2,976)
Additions to intangible assets and other assets	(1,036)	(1,199)	(16)
Net cash used in investing activities	(9,414)	(5,811)	(2,992)
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness	14,642	(10,017)	(4,820)
Increase in long-term debt	2,748	428	10,000
Repayment of long-term debt	(2,095)	(2,800)	0
Repayment of obligations under finance lease	(72)	0	(50)
Payment of loan origination fees and costs	(57)	(590)	(49)
Exercise of stock options and warrants	422	348	876
Net cash provided by (used in) financing activities	15,588	(12,631)	5,957
Net increase (decrease) in cash and cash equivalents	(751)	206	1,242
Cash and cash equivalents, beginning of year	2,013	1,807	565
Cash and cash equivalents, end of year	1,262	2,013	1,807
Supplemental disclosure of cash flow information:
Interest paid	5,087	3,470	3,818
Non-cash transactions:
Property and equipment additions acquired through capital leases		0	136
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities	2,283	950	$ 977
Conversion of cash-settled RSUs and DSUs to equity settled awards	$ 0	$ 5,495